Supplemental Cash Flow information - Summary of Payments Made During Period and Transactions Not Affecting Cash and Cash Equivalents (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Payments made during the period:
Income tax and social contribution	$ 22.5	$ 86.9	$ 42.3
Interest	207.4	173.2	188.1
Non-cash financing and investing transactions
Non-controlling purchase options	17.1	22.2
Inventory [member]
Non-cash financing and investing transactions
Acquisition of inventories through assumption of financing		14.1
Write off on Property, plant and equipment by transfer to pool parts inventory	$ (23.2)	(18.2)	(21.6)
Property, plant and equipment, transfer for providing for the sale of inventory		(38.4)	$ (38.5)
Non-controlling purchase options		$ 22.2